CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Earnings	CAD 423	CAD 833	CAD 202	CAD 1,326
Other comprehensive income/(loss), net of tax
Change in unrealized gains/(loss) on cash flow hedges	285	(210)	(220)	(514)
Change in unrealized gains/(loss) on net investment hedges	80	98	(346)	9
Other comprehensive income from equity investees	13	3	22	7
Reclassification to earnings of realized cash flow hedges	19	35	10	75
Reclassification to earnings of unrealized cash flow hedges	(6)	4	(36)	24
Reclassification to earnings of pension plans and other postretirement benefits (OPEB) amortization amounts	9	2	13	3
Change in foreign currency translation adjustment	(304)	(507)	1,293	16
Other comprehensive income/(loss)	96	(575)	736	(380)
Comprehensive income	519	258	938	946
Comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	171	168	46	27
Comprehensive income attributable to Enbridge Inc.	690	426	984	973
Preference share dividends	(70)	(59)	(142)	(114)
Comprehensive income attributable to Enbridge Inc. common shareholders	CAD 620	CAD 367	CAD 842	CAD 859